Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 272,001	$ 282,859	$ 237,299	$ 192,541
Short term investments - available for sale	81,541	77,589
Accounts receivable, net	393,940	379,501
Unbilled revenue	292,688	268,509
Other receivables	49,563	33,798
Prepayments and other current assets	45,538	34,377
Income taxes receivable	28,232	24,385
Total current assets	1,163,503	1,101,018
Other Assets:
Property, plant and equipment, net	161,060	163,051
Goodwill	776,469	769,058		$ 616,088
Other non-current assets	15,610	15,393
Non-current income taxes receivable	17,530	18,396
Non-current deferred tax asset	18,212	8,074
Intangible assets	67,061	71,628
Total Assets	2,219,445	2,146,618
Current Liabilities:
Accounts payable	11,850	18,590
Payments on account	332,353	298,992
Other liabilities	260,998	233,503
Income taxes payable	22,962	14,973
Total current liabilities	628,163	566,058
Other Liabilities:
Non-current bank credit lines and loan facilities	348,980	348,888
Non-current other liabilities	15,787	17,111
Non-current government grants	977	966
Non-current income taxes payable	13,161	14,879
Non-current deferred tax liability	7,382	7,716
Commitments and contingencies	0	0
Total Liabilities	1,014,450	955,618
Shareholders' Equity:
54,081,601 shares issued and outstanding at December 31, 2017	4,643	4,664
Additional paid‑in capital	491,338	481,337
Other undenominated capital	938	912
Accumulated other comprehensive income	(26,505)	(38,713)
Retained earnings	734,581	742,800
Total Shareholders' Equity	1,204,995	1,191,000
Total Liabilities and Shareholders' Equity	$ 2,219,445	$ 2,146,618